Notes Payable - Long Term (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

The Company’s long-term debt is as follows:

	December 31,
	2011	2010
Note payable (with a credit limit of $2,000,000) to River City Equity, Inc., a related party, with interest payable monthly at 12% due September 30, 2013 and upon certain events can be collateralized by substantially all assets of WCR.	$1,000,000	$-
Note payable to a related party with interest payable monthly at 10%, due March 1, 2013 and collateralized by substantially all assets of select locations of PQH.	449,340	770,638
Note payable to a related party with interest payable monthly at 10%, due April 1, 2013 and collateralized by substantially all assets of select locations of PQH.	440,499	711,140
Note payable with interest payable monthly at 7%, amortized through January 1, 2012 and collateralized by substantially all assets of select locations of PQH.	15,349	192,740
Total	1,905,188	1,674,518
Less current maturities	(695,123)	(769,330)
	$1,210,065	$905,188

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]	Estimated repayments are as follows:
2012	$695,123
2013	1,210,065
$1,905,188